SCHEDULE OF INVESTMENTS
InvestEd Balanced Portfolio (in thousands)	MARCH 31, 2019 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Core Equity Fund, Class N	135	$2,069
Ivy Corporate Bond Fund, Class N	65	401
Ivy Emerging Markets Equity Fund, Class N	168	3,334
Ivy Global Bond Fund, Class N	81	790
Ivy Government Securities Fund, Class N	2,593	14,028
Ivy High Income Fund, Class N	194	1,397
Ivy International Core Equity Fund, Class N	429	7,262
Ivy Large Cap Growth Fund, Class N	263	6,389
Ivy LaSalle Global Real Estate Fund, Class N	73	822
Ivy Limited-Term Bond Fund, Class N	1,059	11,369
Ivy Mid Cap Growth Fund, Class N	131	3,648
Ivy Mid Cap Income Opportunities Fund, Class N	286	4,010
Ivy ProShares MSCI ACWI Index Fund, Class N	647	7,403
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	112	1,203
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	475	5,690
Ivy Securian Core Bond Fund, Class N	337	3,590
Ivy Small Cap Core Fund, Class N	11	206
Ivy Small Cap Growth Fund, Class N	44	1,032
Ivy Value Fund, Class N	280	6,383

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$81,026

(Cost: $81,421)

SHORT-TERM SECURITIES	Principal
Master Note - 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19(A)	$210	210

TOTAL SHORT-TERM SECURITIES – 0.3%		$210

(Cost: $210)

TOTAL INVESTMENT SECURITIES – 100.1%		$81,236

(Cost: $81,631)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(90)

NET ASSETS – 100.0%		$81,146

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$81,026	$—	$—
Short-Term Securities	—	210	—

Total	$81,026	$210	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$81,631

Gross unrealized appreciation	1,409
Gross unrealized depreciation	(1,804)

Net unrealized depreciation	$(395)